UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

215-882-9983

Date of fiscal year end: September 30, 2020

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

Freedom 100 Emerging Markets ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Chile - 11.5%
9,322	AntarChile SA	$90,189
2,098,888	Banco de Chile	222,464
2,915	Banco de Credito e Inversiones SA	132,170
9,830	Banco Santander Chile ADR	226,778
48,509	Empresas CMPC SA	118,700
25,399	Empresas COPEC SA	227,998
23,375	Enel Americas SA ADR	256,657
11,870	Latam Airlines Group SA	119,103
50,343	SACI Falabella	216,985
5,073	Sociedad Quimica y Minera de Chile SA ADR	135,398
		1,746,442
India - 0.8%
195	Axis Bank Ltd.	10,355
68	Dr Reddy's Laboratories Ltd. ADR	2,759
641	HDFC Bank Ltd. ADR	40,620
1,285	ICICI Bank Ltd. ADR	19,391
1,539	Infosys Ltd. ADR	15,883
597	Larsen & Toubro Ltd.	10,973
240	Tata Motors Ltd. ADR (a)	3,103
356	Vedanta Ltd. ADR	3,072
2,119	Wipro Ltd. ADR	7,946
		114,102
Indonesia - 3.8%
150,038	Astra International Tbk PT	74,843
87,983	Bank Central Asia Tbk PT	211,837
57,722	Charoen Pokphand Indonesia Tbk PT	27,026
7,157	Gudang Garam Tbk PT	27,324
475,397	Hanjaya Mandala Sampoerna Tbk PT	71,913
44,569	Indofood CBP Sukses Makmur Tbk PT	35,796
169,644	Kalbe Farma Tbk PT	19,796
27,914	Unilever Indonesia Tbk PT	84,451
15,296	United Tractors Tbk PT	23,717
		576,703
Mexico - 5.4%
181,944	America Movil SAB de CV	145,305
7,875	Arca Continental SAB de CV	41,654
888	Fomento Economico Mexicano SAB de CV ADR	83,925
20,972	Grupo Bimbo SAB de CV	38,212
9,543	Grupo Carso SAB de CV	35,275
899	Grupo Elektra SAB DE CV	66,219
10,735	Grupo Financiero Banorte SAB de CV	59,933
28,248	Grupo Financiero Inbursa SAB de CV	34,661
32,357	Grupo Mexico SAB de CV	88,955
76,160	Wal-Mart de Mexico SAB de CV	218,642
		812,781
Philippines - 6.1%
4,770	Ayala Corp.	73,982
104,200	Ayala Land, Inc.	93,614
33,200	Bank of the Philippine Islands	57,622
31,760	BDO Unibank, Inc.	99,083
46,730	JG Summit Holdings, Inc.	74,554
8,600	Manila Electric Co.	53,830
17,620	San Miguel Corp.	57,058
39,530	San Miguel Food and Beverage, Inc.	66,345
8,440	SM Investments Corp.	173,816
207,400	SM Prime Holdings, Inc.	172,407
		922,311

The accompanying notes are an integral part of these financial statements.

Poland - 12.9%
54,514	Bank Millennium SA (a)	84,058
12,544	Bank Polska Kasa Opieki SA	332,124
1,997	CCC SA	57,901
4,166	CD Projekt SA	306,913
30,951	Cyfrowy Polsat SA	227,937
4,428	Dino Polska SA (a)	168,068
89	LPP SA	206,906
1,899	mBank SA (a)	194,910
4,680	Santander Bank Polska SA	379,196
		1,958,013
Republic of Korea - 20.1%
928	Celltrion, Inc. (a)	145,276
1,440	Hyundai Motor Co.	150,046
411	LG Chem Ltd.	112,839
951	NAVER Corp.	153,367
488	POSCO	99,799
388	Samsung Biologics Co., Ltd. (a)	145,276
1,086	Samsung C&T Corp.	101,890
35,281	Samsung Electronics Co., Ltd.	1,702,348
4,077	SK Hynix, Inc.	331,744
520	SK Telecom Co., Ltd.	107,017
		3,049,602
South Africa - 8.3%
4,428	Absa Group Ltd.	47,201
1,403	Anglo American Platinum Ltd.	130,957
29,682	FirstRand Ltd.	133,088
10,442	MTN Group Ltd.	61,500
2,153	MultiChoice Group (a)	17,909
3,032	Naspers Ltd.	495,907
2,765	Nedbank Group Ltd.	42,306
12,200	Sanlam Ltd.	68,900
3,536	Sasol Ltd.	76,618
8,905	Standard Bank Group Ltd.	107,018
9,532	Vodacom Group Ltd.	78,469
		1,259,873
Spain - 0.8%
11,078	AmRest Holdings SE (a)	126,434
Taiwan - 26.8%
110,209	Cathay Financial Holding Co., Ltd.	156,433
179,529	CTBC Financial Holding Co., Ltd.	134,151
48,264	Formosa Chemicals & Fibre Corp.	140,878
78,082	Formosa Petrochemical Corp.	253,961
51,798	Formosa Plastics Corp.	172,447
90,292	Fubon Financial Holding Co Ltd.	139,759
116,785	Hon Hai Precision Industry Co Ltd.	353,740
890	Largan Precision Co., Ltd.	148,447
66,858	Nan Ya Plastics Corp.	162,367
41,094	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,387,561
		4,049,744
Thailand - 3.0%
12,200	Advanced Info Service PCL	86,754
7,800	Bangkok Bank PCL	41,664
64,500	Bangkok Dusit Medical Services PCL	55,986
17,700	Central Pattana PCL	36,784
32,200	Charoen Pokphand Foods PCL	29,562
51,100	Home Product Center PCL	27,295
25,600	Indorama Ventures PCL	29,913
10,000	Kasikornbank PCL	50,411
18,900	PTT Global Chemical PCL	35,965
14,500	The Siam Commercial Bank PCL	59,058
		453,392

The accompanying notes are an integral part of these financial statements.

United States - 0.3%
1,020	Reliance Industries Ltd. (a)(b)	43,401
	TOTAL COMMON STOCKS (Cost $13,843,890)	15,112,798

MONEY MARKET FUNDS - 0.3%
48,796	First American Government Obligations Fund, 1.51% (c)	48,796
	TOTAL MONEY MARKET FUNDS (Cost $48,796)	48,796

	TOTAL INVESTMENTS (Cost $13,892,686) - 100.1%	15,161,594
	Liabilities in Excess of Other Assets - (0.1)%	(16,086)
	TOTAL NET ASSETS - 100.0%	$15,145,508

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a) Non-Income producing security.
(b) 144A Restricted Security
(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

The unaudited cost basis of investments for federal income tax purposes at December 31, 2019 was as follows*:

Freedom 100 Emerging Markets ETF
Cost of investments	$13,892,686
Gross unrealized appreciation	$2,070,320
Gross unrealized depreciation	$(801,412)
Net unrealized appreciation/(depreciation)	$1,268,908

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above tables do not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

VALUATION MEASUREMENTS (Unaudited)

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2019:

	Freedom 100 Emerging Markets ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,112,798	$-	$-	$15,112,798
Money Market Funds*	48,796	-	-	48,796
Total Investments in Securites	$15,161,594	$-	$-	$15,161,594

* For further detail on each asset class, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpha Architect ETF Trust

By (Signature and Title)  /s/ Wesley R Gray
                                         Wesley R. Gray, Principal Executive Officer, President

Date   2/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Wesley R Gray
                                          Wesley R. Gray, Principal Executive Officer, President

Date    2/26/2020

By (Signature and Title)   /s/   John R. Vogel
                                          John R. Vogel, Principal Financial Officer, Treasurer

Date    2/26/2020